Properties, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Properties, Plant and Equipment
Properties, Plant and Equipment

4. Properties, Plant and Equipment

Oil and Gas Properties

The Company accounts for its oil and natural gas exploration and production activities under the successful efforts method of accounting. Oil and gas properties consisted of the following at December 31, 2016 and 2015:

	December 31,	December 31,
(in thousands of dollars)	2016	2015
Mineral interests in properties
Unproved	$213,153	$75,308
Proved	1,054,683	1,031,669
Wells and equipment and related facilities	1,395,291	1,289,323
	2,663,127	2,396,300
Less: Accumulated depletion and impairment	(919,539)	(760,534)
Net oil and gas properties	$1,743,588	$1,635,766

One exploratory well was drilled during the year ended December 31, 2016, for which associated costs of $1.3 million were capitalized. There were no exploratory wells drilled during the year ended December 31, 2015 and, as such, no associated costs were capitalized. No exploratory wells resulted in exploration expense during either year.

The Company did not capitalize any interest during the years ended December 31, 2016 and 2015 as no projects lasted more than six months. Costs incurred to maintain wells and related equipment are charged to expense as incurred.

Depletion of oil and gas properties amounted to $152.7 million, $204.2 million, and $180.6 million for the years ended December 31, 2016, 2015, and 2014, respectively.

Due to recent fluctuations in forward commodity prices, the Company continued to monitor its proved and unproved properties for impairment. No impairments of proved or unproved properties were recorded in 2016, 2015, or 2014.

Other Property, Plant and Equipment

Other property, plant and equipment consisted of the following at December 31, 2016 and 2015:

	December 31,	December 31,
(in thousands of dollars)	2016	2015
Leasehold improvements	$1,213	$1,260
Furniture, fixtures, computers and software	4,170	4,090
Vehicles	1,677	1,537
Aircraft	910	910
Other	284	247
	8,254	8,044
Less: Accumulated depreciation and amortization	(5,258)	(4,171)
Net other property, plant and equipment	$2,996	$3,873

Depreciation and amortization of other property, plant and equipment amounted to $1.2 million, $1.3 million, and $1.1 million during the years ended December 31, 2016, 2015 and 2014, respectively.